Commitments and Contingencies - Additional Information - Legal Proceedings and Claims - Damen Shipyard Group (Details) - Petrojarl I FPSO [Member] - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Loss Contingencies [Line Items]
Purchase price of acquisition	$ 57,000,000
Expected cost of project	$ 350,000,000
Operating lease arrangement period, lessor	5 years
Payment made towards commitments		$ 252,500,000
Purchase obligation due in 2017		97,500,000
Secured short-term loan refinanced with long-term debt facility		$ 171,200,000
Debt term		2 months
Amount of escrow account placed		$ 60,000,000	$ 0